Financial items (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finance Income Expense [Abstract]
Foreign exchange gains (losses) derivative financial instruments	$ (1,288)	$ 132	$ 149
Other foreign exchange gains (losses)	642	92	(315)
Net foreign exchange gains (losses)	(646)	224	(166)
Dividends received	44	75	150
Gains (losses) financial investments	473	245	(72)
Interest income on other financial assets	108	124	45
Interest income non-current financial receivables	34	21	27
Interest income current financial assets and other financial items	95	280	132
Interest income and other financial items	754	746	283
Gains (losses) derivative financial instruments	448	473	(341)
Interest expense bonds and bank loans and net interest on related derivatives	(951)	(987)	(922)
Interest expense lease liabilities	(104)	(126)	(23)
Capitalised borrowing costs	308	480	552
Accretion expense asset retirement obligations	(412)	(456)	(461)
Interest expense current financial liabilities and other finance expense	(232)	(360)	(185)
Interest and other finance expenses	(1,392)	(1,450)	(1,040)
Net financial items	(836)	(7)	(1,263)
Interest expense from the financial liabilities at amortised cost category	1,031	861	868
Net interest expense, fair value through profit or loss category		129	55
Net interest income, fair value through profit or loss category	79
Fair value gain (loss) from the trading instruments held	432	457	(357)
Net foreign exchange gain	$ 796
Net foreign exchange loss		$ 74	$ 422